Share Based Compensation - Summary of Activities of Service-based RSU (Detail) - Restricted Stock Units (RSUs) - $ / shares	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Number of RSUs
Number of RSUs, Unvested Beginning balance	82,517,550	31,889,050	70,773,100
Number of RSUs, Granted		132,327,600	3,559,000
Number of RSUs, Vested	(42,129,300)	(81,298,225)	(12,858,575)
Number of RSUs, Forfeited	(186,000)	(400,875)	(29,584,475)
Number of RSUs, Unvested Ending balance	40,202,250	82,517,550	31,889,050
Weighted-Average Grant-Date Fair Value
Weighted-Average Grant-Date Fair Value, Unvested Beginning balance	$ 0.01	$ 0.1	$ 0.13
Weighted-Average Grant-Date Fair Value, Granted		0.01	0.07
Weighted-Average Grant-Date Fair Value, Vested	0.03	0.04	0.28
Weighted-Average Grant-Date Fair Value, Forfeited	0.04	0.07	0.09
Weighted-Average Grant-Date Fair Value, Unvested Ending balance	$ 0.01	$ 0.01	$ 0.1